[GRAPHIC OMITTED]

                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        April 6, 2005



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust I (the "Trust") (File No. 333-122915) on Behalf of MFS(R) Core Growth Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus/Proxy Statement, Proxy Card and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-14. The Amendment was filed electronically on April 4, 2005.

     Please call the undersigned at (617) 954-4822 or Martha Donovan at (617) 954-5842 with any questions you may have.

                                        Very truly yours,




                                        Christopher R. Bohane
                                        Senior Counsel

CRB/bjn